Quarterly Holdings Report
for

Fidelity® Japan Smaller Companies Fund

January 31, 2021

JSC-QTLY-0321
1.813017.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 7.0%
Entertainment - 3.0%
Daiichikosho Co. Ltd.	197,500	$6,787,914
Nexon Co. Ltd.	292,000	8,878,896
		15,666,810
Interactive Media & Services - 4.0%
Dip Corp.	240,000	6,559,931
Z Holdings Corp.	2,282,200	14,171,014
		20,730,945

TOTAL COMMUNICATION SERVICES		36,397,755

CONSUMER DISCRETIONARY - 22.0%
Auto Components - 1.1%
DaikyoNishikawa Corp.	748,900	5,541,052
Automobiles - 2.6%
Isuzu Motors Ltd.	808,700	7,720,655
Suzuki Motor Corp.	125,000	5,618,407
		13,339,062
Distributors - 5.4%
Central Automotive Products Ltd.	845,500	20,930,655
PALTAC Corp.	136,700	7,112,655
		28,043,310
Hotels, Restaurants & Leisure - 3.0%
Curves Holdings Co. Ltd.	882,000	7,014,235
Fast Fitness Japan, Inc.	118,600	5,265,072
Koshidaka Holdings Co. Ltd. (a)	817,000	3,252,556
		15,531,863
Household Durables - 1.1%
Sekisui House Ltd.	280,000	5,397,107
Internet & Direct Marketing Retail - 1.2%
Aucnet, Inc.	508,700	6,366,945
Leisure Products - 0.8%
Roland Corp.	116,800	4,237,338
Specialty Retail - 6.1%
Arcland Sakamoto Co. Ltd.	678,700	9,589,727
Fuji Corp.	340,600	6,747,291
Nitori Holdings Co. Ltd.	47,300	9,388,200
Workman Co. Ltd. (a)	73,000	6,028,450
		31,753,668
Textiles, Apparel & Luxury Goods - 0.7%
Hagihara Industries, Inc.	269,400	3,713,911

TOTAL CONSUMER DISCRETIONARY		113,924,256

CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 0.8%
Jm Holdings Co. Ltd.	202,800	3,955,515
Food Products - 3.8%
Kotobuki Spirits Co. Ltd.	97,300	5,248,413
Meiji Holdings Co. Ltd.	102,200	6,966,519
S Foods, Inc.	232,700	7,731,118
		19,946,050

TOTAL CONSUMER STAPLES		23,901,565

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
San-Ai Oil Co. Ltd.	842,600	8,655,665
FINANCIALS - 6.3%
Banks - 0.8%
Sumitomo Mitsui Financial Group, Inc.	130,000	4,038,882
Diversified Financial Services - 1.4%
ORIX Corp.	444,500	7,108,096
Insurance - 4.1%
Lifenet Insurance Co. (a)(b)	292,000	3,980,868
T&D Holdings, Inc.	939,600	10,881,043
Tokio Marine Holdings, Inc.	134,500	6,591,136
		21,453,047

TOTAL FINANCIALS		32,600,025

HEALTH CARE - 3.9%
Health Care Equipment & Supplies - 1.5%
Medikit Co. Ltd.	260,700	7,914,707
Health Care Providers & Services - 1.5%
A/S One Corp.	53,500	7,835,123
Pharmaceuticals - 0.9%
Santen Pharmaceutical Co. Ltd.	267,600	4,422,317

TOTAL HEALTH CARE		20,172,147

INDUSTRIALS - 25.8%
Air Freight & Logistics - 3.2%
AIT Corp.	703,220	6,565,938
SG Holdings Co. Ltd.	379,500	9,749,721
		16,315,659
Building Products - 0.9%
Sekisui Jushi Corp.	247,600	4,786,768
Commercial Services & Supplies - 2.3%
Aeon Delight Co. Ltd.	174,000	4,553,287
Secom Joshinetsu Co. Ltd.	198,000	7,154,805
		11,708,092
Construction & Engineering - 1.3%
Hokuriku Electrical Construction Co. Ltd.	586,400	6,768,415
Electrical Equipment - 0.9%
Denyo Co. Ltd.	161,200	3,157,978
Mitsubishi Electric Corp.	90,000	1,370,042
		4,528,020
Machinery - 3.0%
CKD Corp. (a)	311,400	7,060,719
Kito Corp.	360,100	5,218,691
Nitto Kohki Co. Ltd.	204,400	3,317,390
		15,596,800
Marine - 1.8%
Nippon Concept Corp.	627,700	9,078,863
Professional Services - 3.6%
Funai Soken Holdings, Inc.	157,180	3,479,884
Persol Holdings Co. Ltd.	486,600	9,100,667
Yamada Consulting Group Co. Ltd.	685,900	6,233,966
		18,814,517
Trading Companies & Distributors - 8.2%
Hanwa Co. Ltd.	130,000	3,350,995
Inaba Denki Sangyo Co. Ltd.	424,700	9,913,519
Itochu Corp.	223,800	6,404,511
Mitani Shoji Co. Ltd.	110,100	7,137,133
Tsubakimoto Kogyo Co. Ltd.	177,100	5,951,520
Yuasa Trading Co. Ltd.	305,800	9,561,268
		42,318,946
Transportation Infrastructure - 0.6%
Kamigumi Co. Ltd.	182,000	3,204,048

TOTAL INDUSTRIALS		133,120,128

INFORMATION TECHNOLOGY - 18.9%
Electronic Equipment & Components - 4.0%
Amano Corp.	447,900	10,399,473
Anritsu Corp. (a)	180,300	4,446,178
Dexerials Corp.	434,500	5,691,288
		20,536,939
IT Services - 9.2%
Argo Graphics, Inc.	195,000	5,854,933
Densan System Co. Ltd.	107,000	3,228,030
GMO Internet, Inc.	384,400	10,881,149
Nomura Research Institute Ltd.	262,800	8,869,139
Otsuka Corp.	138,200	6,953,210
TIS, Inc.	257,900	5,736,856
TKC Corp.	96,500	6,347,654
		47,870,971
Semiconductors & Semiconductor Equipment - 2.3%
Renesas Electronics Corp. (b)	1,031,600	11,818,416
Software - 1.7%
Oracle Corp. Japan	74,200	8,748,580
Technology Hardware, Storage & Peripherals - 1.7%
Elecom Co. Ltd.	181,500	8,603,251

TOTAL INFORMATION TECHNOLOGY		97,578,157

MATERIALS - 7.4%
Chemicals - 5.2%
C. Uyemura & Co. Ltd.	136,400	10,248,394
Nihon Parkerizing Co. Ltd.	525,500	5,102,234
SK Kaken Co. Ltd.	31,700	11,651,630
		27,002,258
Construction Materials - 1.6%
Taiheiyo Cement Corp.	334,300	8,304,440
Metals & Mining - 0.6%
Yamato Kogyo Co. Ltd.	121,600	3,071,780

TOTAL MATERIALS		38,378,478

REAL ESTATE - 0.8%
Real Estate Management & Development - 0.8%
Century21 Real Estate Japan Ltd.	399,400	4,091,424
UTILITIES - 0.7%
Gas Utilities - 0.7%
Nippon Gas Co. Ltd.	73,000	3,526,469
TOTAL COMMON STOCKS
(Cost $353,615,875)		512,346,069

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.09% (c)	4,941,782	4,942,770
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	9,770,431	9,771,409
TOTAL MONEY MARKET FUNDS
(Cost $14,714,178)		14,714,179
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $368,330,053)		527,060,248
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(9,942,912)
NET ASSETS - 100%		$517,117,336

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,765
Fidelity Securities Lending Cash Central Fund	31,253
Total	$34,018

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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